Cover	Jun. 17, 2022
Cover [Abstract]
Entity Registrant Name	NDIVISION INC.
Entity Central Index Key	0001659183
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Jun. 17, 2022
Entity Ex Transition Period	true
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	47-5133966
Entity File Number	000-55920
Entity Address Address Line 1	7301 N. State Highway 161
Entity Address Address Line 2	Suite 100
Entity Address City Or Town	Irving
Entity Address State Or Province	TX
Entity Address Postal Zip Code	75039
City Area Code	214
Local Phone Number	785-6355
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false